Long-Term Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt

Note 8 – Long-Term Debt

Long-term debt consists of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Revolving Credit Facility	$635,916	$236,380
Total debt	635,916	236,380
Less: Deferred financing costs	—	(1,115)
Current maturities	—	—
Total long-term debt, net	$635,916	$235,265

Revolving Credit Facility

On August 20, 2024, the Company and its wholly owned subsidiaries, Flowco Productions LLC, Estis Intermediate and Flogistix Intermediate (collectively the “Borrowers”), entered into a credit agreement (the “Credit Agreement”), which provides for a $700 million, five-year senior secured revolving credit facility (the “Revolving Credit Facility”). The Company has the ability to request the issuance of letters of credit under the Revolving Credit Facility in an aggregate amount of up to $20,000. There were no outstanding letters of credit as of December 31, 2024. The Company also has the ability to borrow swingline loans under the Revolving Credit Facility in an aggregate principal amount of up to $50,000. The Revolving Credit Facility modifies the previous Estis revolving credit facility, and settled all outstanding indebtedness under then-existing credit agreements with Estis, Flowco Productions and Flogistix Intermediate. The Revolving Credit Facility matures on August 20, 2029. Borrowings under the Revolving Credit Facility can be used to finance working capital needs, capital expenditures and general corporate purposes, including to finance permitted acquisitions.

The borrowing base, which also serves as collateral under the Revolving Credit Facility is equal to the sum of (i) 85% of eligible accounts receivable of the Borrowers and each of the direct and indirect subsidiaries of the Parent Borrower that are subsidiary guarantors (the Borrowers and such subsidiary guarantors, collectively, the “Loan Parties”), plus (ii) 90% of eligible investment grade accounts receivable of the Loan Parties, plus (iii) 85% of the net orderly liquidation value of the Loan Parties’ eligible inventory plus (iv) the lesser of (x) 120% of the net book value of the Loan Parties’ eligible appraised rental compressor fleet and (y) the product of 80% multiplied by the net orderly liquidation value percentage identified in the most recent appraisal multiplied by the net book value of the Loan Parties’ eligible appraised rental compressor fleet, plus (v) 80% of the lesser of (x) the cost and (y) the net book value of the Loan Parties’ eligible new rental compressor fleet plus (vi) the lesser of (x) 85% of the net orderly liquidation value of the Borrowers’ eligible equipment and (y) not to exceed 10% of the borrowing base, less (vii) reserves established by the in its permitted discretion pursuant to the terms of the Revolving Credit Facility. The Company’s ability to borrow loans or obtain letters of credit under the Revolving Credit Facility is subject to there being sufficient availability under the Revolving Credit Facility, which is calculated as (i) the lesser of (a) the Aggregate Revolving Commitment under the Revolving Credit Facility and (b) the borrowing base at such time, minus (ii) the aggregate outstanding principal amount of all loans and the aggregate outstanding amount of all letters of credit under the Revolving Credit Facility at such time.

Borrowings under the Credit Agreement are, at the option of the Borrowers, either based on an alternate base rate (“ABR”) or a term Secured Overnight Finance Rate (“SOFR”). Loans comprising each ABR borrowing under the Credit Agreement accrue interest at the ABR plus an applicable margin ranging from 0.75% to 1.50% per annum, dependent upon the Total Leverage Ratio (as defined in the Credit Agreement). Loans comprising each SOFR rate borrowing accrue interest at a Term SOFR rate plus an applicable margin ranging from 1.75% to 2.50%, depending on the Total Leverage Ratio. As of December 31, 2024, the Company had $635.9 million in borrowings outstanding under the Revolving Credit Facility at the Term SOFR rate of 4.65% and applicable margin of 1.75%. In addition, the Revolving Credit Facility contains financial covenants with respect to minimum interest coverage ratio and maximum total leverage ratio, as detailed below.

•
The Borrowers will not permit the Interest Coverage Ratio (as defined in the Credit Agreement), as of the end of any calendar quarter commencing with the calendar quarter ending December 31, 2024, to be less than 2.50 to 1.00; and
•
The Borrowers will not permit the Total Leverage Ratio (as defined in the Credit Agreement), as of the end of any calendar quarter commencing with the calendar quarter ending December 31, 2024, to be greater than 3.50 to 1.00.

The Borrowers are in compliance with all covenants as of and for the year ended December 31, 2024.

The Company incurred direct costs associated with the issuance of the Revolving Credit Facility and recorded approximately $6.7 million of debt issuance costs. In addition to the remaining unamortized debt issuance costs associated with the previous Estis revolving credit facility of $0.6 million, the debt issuance costs are being amortized to interest expense over the life of Revolving Credit Facility. $0.2 million of unamortized debt issuance costs associated with non-continuing lenders from the previous Estis revolving credit facility were written off. Unamortized debt issuance costs are included in other assets in the Company's consolidated balance sheet. For the year ended December 31, 2024, the Company recorded $32.3 million of interest expense related to the Revolving Credit Facility.

The schedule of future maturities of long-term debt as of December 31, 2024, consists of the following (in thousands):

Amount
2025	$—
2026	—
2027	—
2028	—
2029	635,916
Thereafter	—
Total debt	$635,916